Note 11. Lease Commitments (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2017
Future Minimum Lease Payments [Abstract]
2014	$ 671
2015	651
2016	223
2017	4
$ 1,549